VESSELS, NET (Tables)	6 Months Ended
Jun. 30, 2013
VESSELS, NET [Abstract]
Schedule of Vessels

Vessels	Cost	Accumulated Depreciation	Net Book Value
Balance at December 31, 2011	816,736	(42,112)	774,624
Additions	207,795	(41,681)	166,114
Balance at December 31, 2012	1,024,531	(83,793)	940,738
Additions	232,665	(23,871)	208,794
Balance at June 30, 2013	$1,257,196	$(107,664)	$1,149,532